RELATED PARTY BALANCES AND TRANSACTIONS - Transactions with related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Sales
Related Party Transaction
Related party transaction amounts of transaction	¥ 8,015	¥ 7,835	¥ 15,927
Purchases
Related Party Transaction
Related party transaction amounts of transaction	23,749	19,326	17,450
Linze Origin Seeds Ltd | Purchases
Related Party Transaction
Related party transaction amounts of transaction		4,706	3,416
Beijing Shihui | Purchases
Related Party Transaction
Related party transaction amounts of transaction		360
Ying De | Sales
Related Party Transaction
Related party transaction amounts of transaction	1,818	3,134	5,315
Ying De | Purchases
Related Party Transaction
Related party transaction amounts of transaction	14,012	11,700	10,975
The Close family of the Company's Chairman | Sales
Related Party Transaction
Related party transaction amounts of transaction	2,618
The Close family of the Company's Chairman | Purchases
Related Party Transaction
Related party transaction amounts of transaction	29	333	32
NCI | Sales
Related Party Transaction
Related party transaction amounts of transaction	3,574	4,701	10,612
NCI | Purchases
Related Party Transaction
Related party transaction amounts of transaction		¥ 2,227	2,861
Henan Agriculture University | Sales
Related Party Transaction
Related party transaction amounts of transaction	5
Denong | Purchases
Related Party Transaction
Related party transaction amounts of transaction			¥ 166
Liantaide | Purchases
Related Party Transaction
Related party transaction amounts of transaction	¥ 9,708